                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07
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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EXCHANGE FUND
PORTFOLIO OF INVESTMENTS | MARCH 31, 2007 (UNAUDITED)


                                                                     NUMBER OF
  DESCRIPTION                                                          SHARES          VALUE
  ---------------------------------------------------------------------------------------------
  COMMON STOCKS  94.6%
  AEROSPACE & DEFENSE 0.8%
  Honeywell International, Inc. ............................           12,528       $   577,040
                                                                                    -----------

  ALUMINUM  0.9%
  Alcan, Inc. (Canada) .....................................           10,774           562,403
  Novelis, Inc. (Canada) ...................................            2,154            95,013
                                                                                    -----------
                                                                                        657,416
                                                                                    -----------
  AUTO PARTS & EQUIPMENT  0.0%
  Dana Corp. (a) ...........................................           13,677            11,967
                                                                                    -----------

  COAL & CONSUMABLE FUELS  0.4%
  Massey Energy Corp. ......................................           12,831           307,816
                                                                                    -----------

  COMMODITY CHEMICALS  0.0%
  Tronox, Inc., Class B ....................................            2,197            30,714
                                                                                    -----------

  COMPUTER HARDWARE  1.9%
  International Business Machines Corp. ....................           15,016         1,415,408
                                                                                    -----------

  CONSTRUCTION & ENGINEERING  1.6%
  Fluor Corp. ..............................................           12,831         1,151,197
                                                                                    -----------

  DIVERSIFIED BANKS  1.4%
  HSBC Holdings PLC - ADR (United Kingdom) .................           11,434         1,004,020
                                                                                    -----------

  FOREST PRODUCTS  0.7%
  Louisiana-Pacific Corp. ..................................           25,970           520,958
                                                                                    -----------

  HEALTH CARE DISTRIBUTORS  0.2%
  Cardinal Health, Inc. ....................................            1,867           136,198
                                                                                    -----------

  HEALTH CARE EQUIPMENT  0.8%
  Baxter International, Inc. ...............................           10,000           526,700
  Edwards Lifesciences Corp. (a) ...........................            1,000            50,700
                                                                                    -----------
                                                                                        577,400
                                                                                    -----------
  HEALTH CARE SERVICES  0.6%
  Medco Health Solutions, Inc. (a) .........................            6,075           440,620
                                                                                    -----------

  INDUSTRIAL GASES  7.7%
  Air Products & Chemicals, Inc. ...........................           75,539         5,586,865
                                                                                    -----------

  INDUSTRIAL MACHINERY  1.3%
  SPX Corp. ................................................           13,648           958,090
                                                                                    -----------

  INTEGRATED OIL & GAS  16.4%
  BP PLC - ADR (United Kingdom) ............................           33,876         2,193,471
  Exxon Mobil Corp. ........................................           82,523         6,226,360
  Hess Corp. ...............................................           63,600         3,527,892
                                                                                    -----------
                                                                                     11,947,723
                                                                                    -----------
  MULTI-LINE INSURANCE  3.9%
  American International Group, Inc. .......................           41,688         2,802,267
                                                                                    -----------

  OFFICE SERVICES & SUPPLIES  1.7%
  IKON Office Solutions, Inc. ..............................           86,993         1,250,089
                                                                                    -----------

  OIL & GAS DRILLING  0.4%
  Transocean, Inc. (Cayman Islands) (a) ....................            3,113           254,332
                                                                                    -----------

  OIL & GAS EQUIPMENT & SERVICES  8.0%
  Baker Hughes, Inc. .......................................           25,634         1,695,176
  Halliburton Co. ..........................................           60,640         1,924,714
  Schlumberger, Ltd. (Netherlands Antilles) ................           32,160         2,222,256
                                                                                    -----------
                                                                                      5,842,146
                                                                                    -----------
  OIL & GAS EXPLORATION & PRODUCTION  2.6%
  Apache Corp. .............................................           26,346         1,862,662
                                                                                    -----------

  PACKAGED FOODS & MEATS  5.1%
  McCormick & Co., Inc. ....................................           96,518         3,717,873
                                                                                    -----------

  PHARMACEUTICALS  25.0%
  Johnson & Johnson ........................................           78,636         4,738,605
  Merck & Co., Inc. ........................................           50,376         2,225,108
  Pfizer, Inc. .............................................          176,611         4,461,194
  Schering-Plough Corp. ....................................          156,022         3,980,121

  Wyeth ....................................................           56,000         2,801,680
                                                                                    -----------
                                                                                     18,206,708
                                                                                    -----------
  RESTAURANTS  0.2%
  Luby's Cafeterias, Inc. (a) ..............................           13,367           130,596
                                                                                    -----------

  SEMICONDUCTORS  5.7%
  Intel Corp. ..............................................          216,837         4,148,092
                                                                                    -----------

  SPECIALIZED REIT'S  1.4%
  Plum Creek Timber Co., Inc.-REIT .........................           25,602         1,009,231
                                                                                    -----------

  SPECIALTY CHEMICALS  5.9%
  International Flavors & Fragrances, Inc. .................           49,712         2,347,401
  Lubrizol Corp. ...........................................           37,620         1,938,558
                                                                                    -----------
                                                                                      4,285,959
                                                                                    -----------
  TOTAL LONG-TERM INVESTMENTS  94.6%
    (Cost $6,050,432)..........................................................      68,833,387
                                                                                    -----------

REPURCHASE AGREEMENTS  5.5%
  Citigroup Global Markets, Inc. ($1,054,352 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,054,817)  ............       1,054,352

  State Street Bank & Trust Co. ($2,949,648 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.13%, dated 03/30/07, to be sold on 04/02/07 at $2,950,909)..............       2,949,648
                                                                                    -----------

  TOTAL REPURCHASE AGREEMENTS
    (Cost $4,004,000)..........................................................       4,004,000
                                                                                    -----------

  TOTAL INVESTMENTS  100.1%
    (Cost $10,054,432).........................................................      72,837,387

  LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)................................         (42,842)
                                                                                    -----------

  NET ASSETS 100.0%............................................................     $72,794,545
                                                                                    ===========

  Percentages are calculated as a percentage of net assets.
  (a) Non-income producing security as this stock currently does not declare dividends.

  ADR - American Depositary Receipt
  REIT - Real Estate Investment Trust

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007